UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

Hallmark Investment Series Trust 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	June 30th

Date of reporting period:	Quarter ended March 31, 2006

Item 1.                       Schedule of Investments

HALLMARK INVESTMENT SERIES TRUST - HALLMARK FIRST MUTUAL FUND

SCHEDULE OF INVESTMENTS – March 31, 2006

Shares	Security Name	Market Value

	COMMON STOCKS – 95.6%

	BEVERAGES – 4.2%
6,500	Cadbury Schweppes-Spons ADR	$260,000
7,675	Pepsico Inc.	443,538
		703,538

	CONGLOMERATES – 2.0%
12,475	Tyco International LTD.	335,328

	CONSUMER STAPLES – 4.5%
6,100	Procter & Gamble Co.	351,482
7,065	Colgate-Palmolive Co.	403,412
		754,894

	ENERGY – 8.5%
6,300	Apache Corp.	412,713
15,525	BJ Services Co.	537,165
7,150	Baker Hughes Inc.	489,060
		1,438,938

	FINANCIAL – 12.9%
13,125	Citigroup, Inc.	620,025
5,300	Wells Fargo & Co.	338,511
2,165	Goldman Sachs	339,818
11,725	Bank of America Corp.	533,957
6,700	American Express Co.	352,085
		2,184,396

	HEALTHCARE – 16.3%
6,375	Amgen, Inc.*	463,781
5,700	Johnson & Johnson, Inc.	337,554
12,700	Hospira*	501,142
19,185	Pfizer, Inc.	478,090
4,875	Medco Health Solutions*	278,948
8,225	Teva Pharmaceutical ADR	338,706
7,000	Medtronic Inc.	355,250
		2,753,471

	INDUSTRIALS – 10.3%
15,075	Corning*	405,668
23,350	General Electric Co.	812,113
8,975	United Technologies Corp.	520,281
		1,738,062

	INFORMATION TECHNOLOGY – 14.1%
8,100	Qualcomm, Inc.	409,941
24,125	Cisco Systems, Inc.*	522,789
6,400	Cognizant Technology Solutions Inc.*	380,736
12,500	Intel Corp.	241,875
30,725	Microsoft Corp.	836,027
		2,391,368

	INSURANCE – 6.8%
6,100	Ace LTD.	317,261
12,600	American International Group Inc.	832,734
		1,149,995

	OIL & GAS – 4.9%
13,675	Exxon Mobil Corp.	832,261

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	COMMON STOCKS – 95.6%

	SERVICES – 11.1%
5,175	Best Buy Company, Inc.		289,438
8,770	Ebay, Inc.*		342,556
5,300	Lowe’s Cos. Inc.		341,532
6,700	Target Corp.		348,467
7,095	United Parcel Service		563,201
			1,885,194

	Total Investments (Cost $15,401,596)	95.6%	16,167,445
	Other Assets less Liabilities	4.4%	750,392
	Net Assets	100.0%	$16,917,837

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

2

HALLMARK INVESTMENT SERIES TRUST - HALLMARK TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS – MARCH 31, 2006 (unaudited)

Principal
Amount		Value

	FIXED INCOME SECURITIES – 97.3%

	CORPORATE BONDS – 15.7%
250,000	Citigroup Global Markets., 7.125%, 10/01/06	$252,414
300,000	Comm Credit Co 6.75% 7/01/07	304,760
300,000	Emerson Electric 7.125% 8/15/10	320,863
250,000	Merrill Lynch & Co Inc., 7.000%, 12/02/2010	242,875
250,000	Pacific Bell, 6.625%, 11/01/09	257,276
500,000	Time Warner Cos., Inc., 8.180%, 08/15/07	517,946
	Total Corporate Bonds (Cost $1,909,972)	1,896,134

	MORTGAGE-BACKED SECURITIES – 81.6%
512,181	Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30 *	513,253
296,784	Countrywide Home Loans, Inc., 4.500%, 05/25/34	288,160
903,626	Residential Accredit Loans, Inc., 4.250%, 05/25/33	871,133
277,732	Structured Asset Securities Corp., 4.910%, 08/25/34	276,497
213,426	Structured Asset Securities Corp., 5.000%, 10/25/33	206,196
523,683	Wells Fargo Mortgage Backed Securities Trust, 5.250%, 01/25/34	515,183
223,440	Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33	222,312
	Federal Home Loan Mortgage Agency Obligations
17,124	6.500%, 10/01/11, Gold Pool #E65534	17,508
26,269	10.50%, 12/01/20, Gold Pool #A01632	29,065
5,333	7.000%, 07/01/26, Gold Pool #D72664	5,506
87,152	6.000%, 07/01/28, Gold Pool #G00943	87,467
	Federal National Mortgage Association
5,614	7.000%, 10/01/26, Gold Pool #C80442	5,796
32,154	6.000%, 05/01/13, Pool #421151	32,581
4,908	11.00%, 11/01/13, Pool #523853	5,261
57,377	5.500%, 01/01/14, Pool #479939	57,216
76,988	6.000%, 04/01/14, Pool #483994	78,090
29,652	6.500%, 02/01/16, Pool #572134	30,371
293,474	5.500%, 11/01/16, Pool #614506	292,198
253	7.500%, 04/01/17, Pool #41474	263
3,280	7.500%, 07/01/17, Pool #141248	3,424
53,080	9.500%, 12/15/20, Pool #100285	59,186
23,799	6.500%, 03/01/28, Pool #251568	24,409
69,428	6.500%, 04/01/29, Pool #252342	71,199
90,398	7.000%, 03/01/30, Pool #533853	93,243
1,039,244	5.000%, 07/01/35, Pool#830935	1,026,415
198,293	3.500%, 03/25/11, Series # 2004-1 HA	197,023
408,699	5.000%, 05/25/16, Series #2002-86 KB	405,138
524,318	4.000%, 11/15/17, Series #2601 GA	501,608
424,039	4.000%, 02/15/18, Series #2645 BC	404,056
500,000	4.500%, 04/15/20, Series #2676 JU	486,821
650,000	3.750%, 02/15/30, Series #2591 PN	601,274
602,625	4.500%, 12/15/30, Series #2545 GT	584,832
70,931	5.000%, 02/15/31, Series #2517 BK	70,820
473,097	6.000%, 05/25/31, Series #2002-58 PE	479,472
207,454	3.250%, 04/15/32, Series #2647 A	189,532

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	Government National Mortgage Association
24,020	6.500%, 10/15/27, Pool #407955		24,929
60,147	6.500%, 08/15/28, Pool #458485		62,450
171,048	6.500%, 10/15/28, Pool #457825		177,595
54,123	7.000%, 08/15/29, Pool #506810		56,472
484,071	4.000%, 01/20/29, Series #2003-11 QJ		478,231
325,458	4.000%, 05/16/32, Series #2003-83 AB		313,167
	Total Mortgage-Backed Securities (Cost $10,072,106)		9,845,351

	Total Investments (Cost $11,982,078)	97.3%	11,741,485
	Other Assets, Less Liabilities	2.7%	324,969
	Net Assets	100.0%	$12,066,454

Value of investments are shown as a percentage of net assets.

* Variable rate security.

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Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Investment Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman, President & Treasurer

Date        May 30, 2006

*  Print the name and title of each signing officer under his or her signature.